Equity Investments - Equity method investments - (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 02, 2019	Mar. 31, 2019
Schedule Of Equity Method Investments [Line Items]
Income (loss) from investments		¥ 401,000	¥ 5,598,000	¥ (3,447,000)
Tianbo
Schedule Of Equity Method Investments [Line Items]
Equity interests acquired by the Company (in percent)					50.00%	50.00%
Investments in Two Limited Partnerships
Schedule Of Equity Method Investments [Line Items]
Investment amounts		60,200,000	59,800,000
Total considerations			60,000,000.0
Income (loss) from investments		¥ 400,000	¥ (200,000)
Phoenix FM
Schedule Of Equity Method Investments [Line Items]
Ordinary shares held by the Company (in percent)	100.00%
Fenghuang Jingcai
Schedule Of Equity Method Investments [Line Items]
Equity interests acquired by the Company (in percent)		31.54%
Investment amounts		¥ 0